Leases	6 Months Ended
Jun. 30, 2021
Leases
Leases

NOTE 17 – LEASES

Time charter out contracts and pooling arrangements

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts and pool arrangements to which the Company is party did not change from previous practice. For further analysis, (see Note 2— Summary of Significant Accounting Policies).

Bareboat charter-in contract

On July 24, 2019, Navios Partners took delivery of the Navios Libra, a 2019-built Panamax vessel of 82,011 dwt, for a ten year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $6. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Company has recognized an Operating Lease Liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

On May 28, 2021 and June 10, 2021, Navios Partners took delivery of the Navios Amitie and the Navios Star, two 2021-built Panamax vessels of 82,002 dwt and 81,994 dwt, respectively. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $5.9. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an Operating Lease. Consequently, the Company has recognized an Operating Lease Liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Based on management estimates and market conditions, the lease term of the leases is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rate based on the remaining lease term of the specific lease. Navios Partners’ incremental borrowing rates were approximately 7% for Navios Libra and 5% for Navios Amite and Navios Star.

As of June 30, 2021 and December 31, 2020 the balance of the lease liability amounted $45,669 and $13,153, respectively, and is presented under the captions “Operating Lease Liabilities, current and non-current portion” in the condensed Consolidated Balance Sheets. Right of use asset amounted $45,862 and $13,285 as at June 30, 2021 and December 31, 2020, respectively, and is presented under the caption “Operating lease assets” in the condensed Consolidated Balance Sheets.

The Company recognizes the lease payments for its operating leases as charter hire on a straight-line basis over the lease term. Lease expense for the three and six month periods ended June 30, 2021 amounted to $841 and $1,354, respectively. Lease expense for each of the three and six month periods ended June 30, 2020 amounted to $519 and $1,037, respectively and is included under the caption “Time charter and voyage expenses” in the condensed Consolidated Statements of Operations.

The table below provides the total amount of lease payments on an undiscounted basis on the Company’s chartered-in contracts as of June 30, 2021:

Amount
2022	6,668
2023	6,583
2024	6,592
2025	6,388
2026 and thereafter	33,172
Total	$ 59,403
Operating lease liabilities, including current portion	$ 45,669
Discount based on incremental borrowing rate	$ 13,734

Sale and Lease Back Agreements

During the years from 2018 to 2021, the Company has entered into sale and leaseback agreements with unrelated third parties for various vessels of the Company’s fleet. Navios Partners has purchase obligations to acquire the vessels at the end of the lease terms, consequently under ASC 842-40 the transfers of the vessels were determined to be failed sales and were treated as financing transactions. The vessels were not derecognized and continue to be depreciated over their respective useful lives, and tested for impairment as per Company’s policy (see Note 7- Borrowings).